Provision for expected credit losses - Impact of Portfolio Overlays on the provision for ECL (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Provisions for expected credit losses
Overlays	$ 432	$ 700
Loans and credit commitments
Provisions for expected credit losses
Modelled provision for ECL	4,498	3,925
Overlays	432	700
Total provision for ECL	4,930	4,625
Parent Entity
Provisions for expected credit losses
Overlays	387	576
Parent Entity | Loans and credit commitments
Provisions for expected credit losses
Modelled provision for ECL	3,880	3,504
Overlays	387	576
Total provision for ECL	$ 4,267	$ 4,080